Share-Based Payments - Summary Of NBA warrants (Details)	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 $ / shares shares
Share-based payments
Unvested (Number of warrants)	1,353,740	1,353,740	1,353,740
Vested and Exercisable (Number of warrants)	(2,999,684)	(2,076,704)
Unvested, Weighted Average Exercise Price | $ / shares	$ 23.45	$ 23.45	$ 23.45
NBA Warrants [Member]
Share-based payments
Unvested (Number of warrants)	(6,230,113)	7,153,093	7,383,838
Vested and Exercisable (Number of warrants)	(922,980)	(230,745)
Unvested, Weighted Average Exercise Price | $ / shares	$ 0.01	$ 0.01	$ 0.01
Exercisable, Weighted average exercise price | $ / shares	$ 0.01	$ 0.01